Financial Instruments - Liquidity risk (Details) - EUR (€) € in Thousands	Dec. 31, 2024	Dec. 31, 2023		Dec. 31, 2022	[1]	Dec. 31, 2021	[1]
Disclosure of maturity analysis for financial assets held for managing liquidity risk [line items]
Cash and cash equivalents	€ 979,780	€ 529,577	[1]	€ 549,207		€ 2,676,107
Revolving credit facility
Disclosure of maturity analysis for financial assets held for managing liquidity risk [line items]
Borrowings		360,249
Liquidity risk
Disclosure of maturity analysis for financial assets held for managing liquidity risk [line items]
Liquidity including undrawn committed credit lines	2,259,088	1,144,905
Liquidity risk | Cash and cash equivalents
Disclosure of maturity analysis for financial assets held for managing liquidity risk [line items]
Liquidity including undrawn committed credit lines	979,780	529,577
Liquidity risk | Current deposits
Disclosure of maturity analysis for financial assets held for managing liquidity risk [line items]
Liquidity including undrawn committed credit lines	5,100	6,506
Liquidity risk | Cash in hand and at banks
Disclosure of maturity analysis for financial assets held for managing liquidity risk [line items]
Liquidity including undrawn committed credit lines	974,680	523,071
Liquidity risk | Undrawn committed credit lines
Disclosure of maturity analysis for financial assets held for managing liquidity risk [line items]
Liquidity including undrawn committed credit lines	€ 1,279,308	€ 615,328

[1]	Restated figures (Note 2.d)